CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Shares		Fair Value

92.13%	COMMON STOCKS
4.75%	COMMUNICATIONS SERVICES
	AMC Networks - Class A *	4,490	$299,932
	Millicom Internatinal Cellular S.A.*	6,460	255,622

			555,554

14.94% CONSUMER DISCRETIONARY
Big Lots, Inc.	6,040	398,700
Chico's FAS, Inc.*	51,320	337,686
Perdoceo Education Corp.*	29,490	361,842
Qurate Retail, Inc. - Class A*	24,590	321,883
Urban Outfitters, Inc.*	7,900	325,638

		1,745,749

2.94%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	10,430	342,938
2.14%	ENERGY
	KLX Energy Services Holdings, Inc.*	26,190	250,115
22.73%	FINANCIALS
	Community Trust Bancorp, Inc.	10,590	427,624
	CVB Financial Corp.	18,440	379,680
	First Hawaiian, Inc.	16,580	469,877
	Hancock Whitney Corp.	9,660	429,290
	Stewart Information Services Corp.	6,610	374,721
	WesBanco, Inc.	8,730	311,050
	Westamerica Bancorp.	4,550	264,036

			2,656,278
5.97%	HEALTHCARE

	Change Healthcare, Inc.*	9,500	218,880
	NextGen Healthcare, Inc.*	28,880	479,119

			697,999
14.93%	INDUSTRIALS

	Forward Air Corp.	4,340	389,515
	HNI Corp.	9,040	397,489
	Pitney Bowes Inc.	29,000	254,330
	Stericycle, Inc.*	5,420	387,801
	Thermon Group Holdings, Inc.*	18,490	315,070
			1,744,205
16.45%	INFORMATION TECHNOLOGY

	CDK Global, Inc.	7,700	382,613
	DXC Technology Co.*	10,900	424,446
	EVERTEC, Inc.	12,710	554,792
	NCR Corp.*	12,290	560,547

			1,922,398
7.28%	MATERIALS

	Compass Minerals International, Inc.	6,200	367,412
	Sealed Air Corp.	8,160	483,480

			850,892

92.13%	TOTAL COMMON STOCKS		10,766,128
0.63%	PREFERRED STOCKS

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

		Shares	Fair Value
0.63%	CONSUMER DISCRETIONARY

	Qurate Retail, Inc., Preferred, 8.000%	680	73,610

0.63%	TOTAL PREFERRED STOCKS		73,610
6.06%	MONEY MARKET FUNDS

	Federated Institutional Prime Obligations Fund
	Institutional Class 0.03%**	706,961	707,272
98.82%	TOTAL INVESTMENTS		11,547,010
1.18%	Other assets, net of liabilities		138,267
100.00%	NET ASSETS		$11,685,277

*Non-income producing

**Effective 7 day yield as of June 30, 2021

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$10,766,128	$-	$-	$10,766,128
Preferred Stocks	73,610			73,610
Money Market Funds	707,272	-	-	707,272
Total Investments	$11,547,010	$-	$-	$11,547,010

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.

At June 30, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $8,691,317 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,929,338
Gross unrealized depreciation	(73,645)
Net unrealized appreciation	$2,855,693